Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
35.	COMMITMENTS AND CONTINGENCIES

(1)	The Company had the following capital commitments in respect of the construction of plant and equipment which were contracted but not provided for in the financial statements:

	As at December 31, 2018	As at December 31, 2017
Contracted and authorized, in RMB	439,850,378	439,850,378
Contracted and authorized, in USD	64,088,236	67,315,108

(2)	As at December 31, 2018, the Company had lease commitments as follows:

	As at December 31,
	2018	2017
Within 1 year	78,532	101,660
2-5 years	220,058	231,138
Thereafter	2,151,677	2,337,061
	2,450,267	2,669,859

The amount of $78,532 as of December 31, 2018 represents leases of one office, two units of staff quarters, and one warehouse. There is no contingent rent payable for all of the leases. All leases are within one year except for one of the offices, which is leased by a related party as disclosed in note 30. The commitment pertains to this particular lease is as follows:

	As at December 31,
	2018	2017
Within 1 year	73,353	77,046
2-5 years	220,058	231,138
Thereafter	2,151,677	2,337,061
	2,445,087	2,645,245

The Company has prepaid this lease in the full amount. The lease commenced on January 1, 2009 and will expire on April 22, 2052. The lease does not specify the terms of renewal, purchase options, or escalation clauses. The Company may not sublease the office to a third party.